Segment Information Geographical Revenue and Long-Lived Assets (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 175.3				$ 165.7				$ 175.3	$ 165.7	$ 157.8
Net sales	610.4	$ 589.6	$ 644.5	$ 574.8	778.6	$ 687.6	$ 654.4	$ 614.2	2,419.3	2,734.8	2,582.7
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	130.4				116.5				130.4	116.5	101.4
Net sales									1,014.3	1,035.9	1,105.2
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	12.9				17.2				12.9	17.2	20.7
Net sales									211.5	482.5	359.4
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									279.0	314.2	319.1
Other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 32.0				$ 32.0				32.0	32.0	35.7
Net sales									$ 914.5	$ 902.2	$ 799.0